Share-based compensation - Summary of Non-vested Restricted Share Activity (Details) - Non-Vested Restricted Shares	6 Months Ended
Jun. 30, 2020 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of non-vested restricted shares, Beginning Balance | shares	743,268
Numbers of non-vested restricted shares, Granted | shares	95,000
Numbers of non-vested restricted shares, Vested | shares	(116,200)
Numbers of non-vested restricted shares, Forfeited | shares	(12,000)
Numbers of non-vested restricted shares, Ending Balance | shares	710,068
Weighted average grant date fair value, Beginning Balance | $ / shares	$ 22.45
Weighted average grant date fair value, Granted | $ / shares	57.12
Weighted average grant date fair value, Vested | $ / shares	24.43
Weighted average grant date fair value, Forfeited | $ / shares	20.98
Weighted average grant date fair value, Ending Balance | $ / shares	$ 26.79